The Dreyfus/Laurel Funds Trust

- Dreyfus Emerging Markets Debt Local Currency Fund ("DEMDLCF")

Incorporated herein by reference on behalf of the Fund is a Supplement to the Fund's Prospectus, dated October 1, 2014 as revised November 25, 2014, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on April 29, 2015 (SEC Accession No. 0000053808-15-000030).